CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings (loss)	$ (255.1)	$ 58.8
Adjustments for:
Depreciation expense	349.1	268.0
Impairment charge (reversal)	205.1	(45.8)
Income tax expense (recovery)	(64.5)	44.1
Other non-cash items	81.6	89.4
Adjustments for cash items:
Proceeds from insurance claim	10.2	0.0
Dividends from related parties	0.0	8.2
Settlement of derivatives	15.3	(16.4)
Disbursements related to asset retirement obligations	(2.3)	(2.2)
Movements in non-cash working capital items and non-current ore stockpiles	(8.0)	(20.6)
Cash from operating activities, before income taxes paid	331.4	383.5
Income taxes paid	(46.4)	(35.9)
Net cash from operating activities	285.0	347.6
Investing activities
Capital expenditures for property, plant and equipment	(623.8)	(292.1)
Capitalized borrowing costs	(31.4)	(24.5)
Proceeds from sale of royalties	45.9	0.0
Proceeds on the establishment of the Rosebel UJV	0.0	34.0
Other investing activities	(21.4)	36.4
Net cash used in investing activities	(630.7)	(246.2)
Financing activities
Interest paid	0.0	(6.9)
Payment of lease obligations	(18.9)	(16.5)
Dividends paid to non-controlling interests	(9.3)	(1.9)
Common shares issued for cash on exercise of stock options	0.6	5.0
Other financing activities	(5.9)	(5.9)
Net cash (used in) generated from financing activities	(41.2)	0.8
Effects of exchange rate fluctuation on cash and cash equivalents	(9.7)	8.7
Increase (decrease) in cash and cash equivalents	(396.6)	110.9
Cash and cash equivalents, beginning of the year	941.5	830.6
Cash and cash equivalents, end of the year	544.9	941.5
Equipment loans
Financing activities
Proceeds from borrowings	0.0	10.9
Repayments of borrowings	(7.7)	(6.2)
5.75% senior notes
Financing activities
Proceeds from borrowings	$ 0.0	$ 443.6
5.75% senior notes | Fixed interest rate
Financing activities
Interest rate	5.75%	5.75%
7.0% Senior Notes
Financing activities
Repayments of borrowings	$ 0.0	$ (421.3)
7.0% Senior Notes | Fixed interest rate
Financing activities
Interest rate		7.00%